Deal Name	TMFT 2017-RJ1
Start - End Dates:	5/10/2017-6/8/2017
Deal Loan Count:	280

Loan Level Tape Compare Upload

Loans in Report	13
Loan Number	Field Name	Tape Data	Reviewer Data	Loan Status
C45943FA-080B-4A2F-AD39-42A537ACEAA2	Property Type	SFR	2 Family	Complete
73FC3BC3-9FB9-4339-97BB-671F0C35FD4F	Property Type	SFR	2 Family	Complete
698DAD43-78CB-4F37-99B3-B4152C3EE687	Property Type	SFR	2 Family	Complete
5807F13A-BCAD-4C2A-B97D-45A19BE58D53	Property Zip	xxx	xxx	Complete
781737EF-D314-4311-93DC-07860C50F01F	Property Zip	xxx	xxx	Complete
132D6D6B-8439-42F9-9187-F7AC398C3201	Property Type	SFR	2 Family	Complete
1F9B9ACA-5173-4572-A983-A77F5488EE4E	Origination Date	xxx	xxx	Complete
5C11381A-330E-4E89-8B38-5FE5BAB50418	Property Type	SFR	2 Family	Complete
758D98E1-04E8-409F-BB60-05352DB65C7E	Property Type	SFR	2 Family	Complete
67C02F40-0DDA-4703-8E4F-62E9C3E0A8FC	Property Type	SFR	2 Family	Complete
F065335B-7DB2-4B42-9A76-DCA55879FD0D	Property Type	SFR	2 Family	Complete
479BEDA0-04A5-4C7D-AB38-883098923546	Property Zip	xxx	xxx	Complete
A935D6D2-084E-4F73-ACAB-CA1703071C95	Property Zip	xxx	xxx	Complete

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